UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, LP

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 028-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steve Johnson
Title:  Chief Operating Officer
Phone:  (610) 727-3906


Signature, Place and Date of Signing:

/s/ Steve Johnson                   Berwyn, PA              November 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $52,853
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        028-13320                       Redstone Investors, LP.


                                                    FORM 13F INFORMATION TABLE
                                                          September 30, 2009






COLUMN 1                          COLUMN  2   COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP        (X1000)  PRN AMT   PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------                --------------   -----        ------   -------   --------   ----------    --------  ----  ------  ----
ACTIVISION BLIZZARD INC       COM            00507V109      675       54,490   SH        Shared-Defined  1       54,490
AGILENT TECHNOLOGIES INC      COM            00846U101      555       19,930   SH        Shared-Defined  1       19,930
AGNICO EAGLE MINES LTD        COM            008474108      647        9,537   SH        Shared-Defined  1        9,537
ALASKA COMMUNICATIONS SYS GR  COM            01167P101      832       89,968   SH        Shared-Defined  1       89,968
AMERICAN PUBLIC EDUCATION IN  COM            02913V103      537       15,462   SH        Shared-Defined  1       15,462
APPLIED SIGNAL TECHNOLOGY IN  COM            038237103      652       28,035   SH        Shared-Defined  1       28,035
ARCHER DANIELS MIDLAND CO     COM            039483102      670       22,942   SH        Shared-Defined  1       22,942
ARCSIGHT INC                  COM            039666102      653       27,129   SH        Shared-Defined  1       27,129
AVAGO TECHNOLOGIES LTD        SHS            Y0486S104      593       34,719   SH        Shared-Defined  1       34,719
BIOSCRIP INC                  COM            09069N108      390       57,644   SH        Shared-Defined  1       57,644
BRIGHAM EXPLORATION CO        COM            109178103      686       75,547   SH        Shared-Defined  1       75,547
BRIGHTPOINT INC               COM NEW        109473405      489       55,910   SH        Shared-Defined  1       55,910
BROADCOM CORP                 CL A           111320107      584       19,037   SH        Shared-Defined  1       19,037
CEPHALON INC                  COM            156708109      804       13,797   SH        Shared-Defined  1       13,797
CLEAN ENERGY FUELS CORP       COM            184499101      477       33,103   SH        Shared-Defined  1       33,103
COGNIZANT TECHNOLOGY SOLUTIO  CL A           192446102      931       24,093   SH        Shared-Defined  1       24,093
VALE S A                      ADR            91912E105      663       28,647   SH        Shared-Defined  1       28,647
COMTECH TELECOMMUNICATIONS C  COM NEW        205826209      787       23,677   SH        Shared-Defined  1       23,677
CVS CAREMARK CORPORATION      COM            126650100      802       22,428   SH        Shared-Defined  1       22,428
CYPRESS SEMICONDUCTOR CORP    COM            232806109      516       49,973   SH        Shared-Defined  1       49,973
DENBURY RES INC               COM NEW        247916208      509       33,666   SH        Shared-Defined  1       33,666
DIAMOND OFFSHORE DRILLING IN  COM            25271C102      599        6,268   SH        Shared-Defined  1        6,268
DYNCORP INTL INC              CL A           26817C101      921       51,173   SH        Shared-Defined  1       51,173
FLOWERS FOODS INC             COM            343498101      672       25,562   SH        Shared-Defined  1       25,562
FLOWSERVE CORP                COM            34354P105      746        7,566   SH        Shared-Defined  1        7,566
FORCE PROTECTION INC          COM NEW        345203202      501       91,780   SH        Shared-Defined  1       91,780
FORD MTR CO DEL               COM PAR $0.01  345370860      654       90,654   SH        Shared-Defined  1       90,654
FUEL SYS SOLUTIONS INC        COM            35952W103      889       24,693   SH        Shared-Defined  1       24,693
FUSHI COPPERWELD INC          COM            36113E107      321       37,951   SH        Shared-Defined  1       37,951
GEOEYE INC                    COM            37250W108    1,174       43,803   SH        Shared-Defined  1       43,803
GEORESOURCES INC              COM            372476101      319       28,843   SH        Shared-Defined  1       28,843
GILEAD SCIENCES INC           COM            375558103      938       20,163   SH        Shared-Defined  1       20,163
GMX RES INC                   COM            38011M108      563       35,809   SH        Shared-Defined  1       35,809
HARBIN ELECTRIC INC           COM            41145W109      668       39,579   SH        Shared-Defined  1       39,579
HARRIS STRATEX NTWRKS INC     CL A           41457P106      792      113,143   SH        Shared-Defined  1      113,143
HUMAN GENOME SCIENCES INC     COM            444903108      650       34,535   SH        Shared-Defined  1       34,535
ILLUMINA INC                  COM            452327109      745       17,519   SH        Shared-Defined  1       17,519
INTERDIGITAL INC              COM            45867G101      446       19,257   SH        Shared-Defined  1       19,257
INTEROIL CORP                 COM            460951106    1,158       29,479   SH        Shared-Defined  1       29,479
JPMORGAN CHASE & CO           COM            46625H100      741       16,919   SH        Shared-Defined  1       16,919
LENDER PROCESSING SVCS INC    COM            52602E102      527       13,809   SH        Shared-Defined  1       13,809
LOWES COS INC                 COM            548661107      660       31,512   SH        Shared-Defined  1       31,512
MASTERCARD INC                CL A           57636Q104      636        3,146   SH        Shared-Defined  1        3,146
MCDERMOTT INTL INC            COM            580037109      790       31,267   SH        Shared-Defined  1       31,267
MICRON TECHNOLOGY INC         COM            595112103      523       63,831   SH        Shared-Defined  1       63,831
MICROSOFT CORP                COM            594918104      473       18,400   SH        Shared-Defined  1       18,400
MONOLITHIC PWR SYS INC        COM            609839105      606       25,856   SH        Shared-Defined  1       25,856
MONSANTO CO NEW               COM            61166W101      803       10,369   SH        Shared-Defined  1       10,369
MYLAN INC                     COM            628530107      687       42,921   SH        Shared-Defined  1       42,921
NAVIGANT CONSULTING INC       COM            63935N107      702       51,993   SH        Shared-Defined  1       51,993
NCI INC                       CL A           62886K104      656       22,881   SH        Shared-Defined  1       22,881
NVIDIA CORP                   COM            67066G104      720       47,904   SH        Shared-Defined  1       47,904
O REILLY AUTOMOTIVE INC       COM            686091109      505       13,981   SH        Shared-Defined  1       13,981
ON SEMICONDUCTOR CORP         COM            682189105      585       70,907   SH        Shared-Defined  1       70,907
ORACLE CORP                   COM            68389X105      915       43,888   SH        Shared-Defined  1       43,888
PENN NATL GAMING INC          COM            707569109      528       19,098   SH        Shared-Defined  1       19,098
PHILIP MORRIS INTL INC        COM            718172109      680       13,956   SH        Shared-Defined  1       13,956
PIONEER NAT RES CO            COM            723787107      784       21,595   SH        Shared-Defined  1       21,595
POWER INTEGRATIONS INC        COM            739276103      558       16,735   SH        Shared-Defined  1       16,735
PULTE HOMES INC               COM            745867101      515       46,900   SH        Shared-Defined  1       46,900
QUALCOMM INC                  COM            747525103      927       20,604   SH        Shared-Defined  1       20,604
QUEST DIAGNOSTICS INC         COM            74834L100      623       11,936   SH        Shared-Defined  1       11,936
REPUBLIC SVCS INC             COM            760759100      688       25,892   SH        Shared-Defined  1       25,892
SBA COMMUNICATIONS CORP       COM            78388J106      652       24,129   SH        Shared-Defined  1       24,129
SHIRE PLC                     SPONSORED ADR  82481R106      741       14,177   SH        Shared-Defined  1       14,177
SOURCEFIRE INC                COM            83616T108      907       42,260   SH        Shared-Defined  1       42,260
STARWOOD HOTELS&RESORTS WRLD  COM            85590A401      684       20,714   SH        Shared-Defined  1       20,714
STILLWATER MNG CO             COM            86074Q102      548       81,580   SH        Shared-Defined  1       81,580
SUCCESSFACTORS INC            COM            864596101      925       65,741   SH        Shared-Defined  1       65,741
SXC HEALTH SOLUTIONS CORP     COM            78505P100      646       13,797   SH        Shared-Defined  1       13,797
SYMANTEC CORP                 COM            871503108      687       41,734   SH        Shared-Defined  1       41,734
TASER INTL INC                COM            87651B104    1,181      250,216   SH        Shared-Defined  1      250,216
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      665       13,148   SH        Shared-Defined  1       13,148
TRANSOCEAN LTD                REG SHS        H8817H100      839        9,806   SH        Shared-Defined  1        9,806
TRUEBLUE INC                  COM            89785X101      558       39,628   SH        Shared-Defined  1       39,628
UTI WORLDWIDE INC             ORD            G87210103      644       44,488   SH        Shared-Defined  1       44,488
VANTAGE DRILLING COMPANY      ORD SHS        G93205113      628      343,175   SH        Shared-Defined  1      343,175
WHIRLPOOL CORP                COM            963320106      510        7,284   SH        Shared-Defined  1        7,284
                                                         52,853




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